Advanced Series Trust
655 Broad Street

Newark, New Jersey 07102

October 6, 2016

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Registration Statement on Form N-1A of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 148 to the Registration Statement under the Securities Act of 1933 and Amendment No. 150 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 148 to the Registration Statement under the 1933 Act and Amendment No. 150 to the Registration Statement under the 1940 Act (the Amendment).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purpose of adding the AST Bond Portfolio 2028 (the New Bond Portfolio) as a new series of the Registrant. The Registrant has designated the effective date as the 75th day after the filing of the Amendment (December 19, 2016).

The investment objective, policies, and restrictions, and advisory and subadvisory arrangements for the New Bond Portfolio are substantially identical to those for the AST Bond Portfolio 2016, the AST Bond Portfolio 2017, the AST Bond Portfolio 2018, the AST Bond Portfolio 2019, the AST Bond Portfolio 2020, the AST Bond Portfolio 2021, the AST Bond Portfolio 2022, the AST Bond Portfolio 2023, the AST Bond Portfolio 2024, the AST Bond Portfolio 2025, the AST Bond Portfolio 2026, and the AST Bond Portfolio 2027 (collectively, the Existing Bond Portfolios). Because the disclosure contained in the Amendment relating to the New Bond Portfolio is substantially similar to disclosure that was previously reviewed by the Commission staff with respect to the Existing Bond Portfolios, the Registrant asks for “limited review” or “no review” of the prospectus and statement of additional information relating to the New Bond Portfolio.

The Amendment is not intended to amend the Registrant’s current prospectuses, dated April 29, 2016 and September 12, 2016 (collectively, the Current Prospectuses), or the Registrant’s current statements of additional information, dated April 29, 2016 and September 12, 2016 (collectively, the Current SAIs).

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States..

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-7659.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Melissa A. Gonzalez

Melissa A. Gonzalez

Director and Corporate Counsel